Relationships with Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2013
Revenues Derived from Affiliated Companies

The table below details revenues derived from affiliated companies for the years ended December 31, 2013, 2012 and 2011:

(in thousands)	2013	2012	2011
Total revenues:
CUP Data	$229	172	136
TSYS de México	68	72	62

Total revenues	$297	244	198